UNITED STATES
                  SECURITIES & EXCHANGE COMMISSION
                       Washington, D.C. 20549





                              Form 13F



                         FORM 13F COVER PAGE










 Report for the Calendar Year or Quarter Ended:   November 30, 2010

 Check here if Amendment           [    ];Amendment Number:

 This amendment (Check only one) : [    ] is a restatement
                                   [    ] adds new holdings entries.






 Institutional Investment Manager Filing this Report:




Name:        Petroleum & Resources Corporation
Address:     7 St. Paul Street, Suite 1140
             Baltimore, MD  21202



 Form 13F File Number:          28-596




 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:          Christine M. Sloan
 Title:         Assistant Treasurer
 Phone:         (410) 752-5900





 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan             Baltimore, MD               November 2, 2010

    [Signature]                     [City, State]                  [Date]



  Report Type (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







                        FORM 13F SUMMARY PAGE




Report Summary:

 Number of Other Included Managers:                 0

 Form 13F Information Table Entry Total:            44

 Form 13F Information Table Value Total:            $617,155 (in thousands)





 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 NONE.


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         COLUMN 1                COLUMN 2  COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6  COLUMN 7      COLUMN 8
      NAME OF ISSUER              TITLE     CUSIP        VALUE        SHRS OR   SH/   PUT/   INVSTMT   OTHER    VOTING AUTHORITY
                                 OF CLASS               (x $1000)      PRN AMT   PRN   CALL  DISCRETN MANAGER  SOLE  SHARED NONE

  AGL RESOURCES INC.               COM       001204106     6,329    165,000     SH            SOLE            165,000
  ANADARKO PETROLEUM CORP.         COM       032511107     9,413    165,000     SH            SOLE            165,000
  APACHE CORP.                     COM       037411105    17,108    175,000     SH            SOLE            175,000
  BAKER HUGHES, INC.               COM       057224107     4,771    112,000     SH            SOLE            112,000
  CHEVRON CORP.                    COM       166764100    76,187    940,000     SH            SOLE            940,000
  CLIFFS NATURAL RESOURCES INC.    COM       18683K101     9,588    150,000     SH            SOLE            150,000
  CONOCOPHILLIPS                   COM       20825C104    20,101    350,000     SH            SOLE            350,000
  CONSOL ENERGY INC.               COM       20854P109     4,620    125,000     SH            SOLE            125,000
  DEVON ENERGY CORP.               COM       25179M103     7,121    110,000     SH            SOLE            110,000
  DOW CHEMICAL CO.                 COM       260543103    12,283    447,300     SH            SOLE            447,300
  ENERGEN CORP.                    COM       29265N108    11,430    250,000     SH            SOLE            250,000
  EOG RESOURCES INC.               COM       26875P101    11,156    120,000     SH            SOLE            120,000
  EQT CORP.                        COM       26884L109     9,015    250,000     SH            SOLE            250,000
  EXXON MOBIL CORP.                COM       30231G102    78,376    1,268,430   SH            SOLE          1,268,430
  FOREST OIL CORP.                 COM       346091705     3,861    130,000     SH            SOLE            130,000
  FREEPORT-MCMORAN COPPER & GOLD   COM       35671D857    23,482    275,000     SH            SOLE            275,000
  HALLIBURTON CO.                  COM       406216101    13,228    400,000     SH            SOLE            400,000
  HESS CORP.                       COM       42809H107    14,780    250,000     SH            SOLE            250,000
  INTERNATIONAL COAL GROUP INC.    COM       45928H106    15,960    3,000,000   SH            SOLE          3,000,000
  MASSEY ENERGY CO.                COM       576206106     5,584    180,000     SH            SOLE            180,000
  MDU RESOURCES GROUP, INC.        COM       552690109     7,481    375,000     SH            SOLE            375,000
  NABORS INDUSTRIES, LTD           SHS       G6359F103     9,391    520,000     SH            SOLE            520,000
  NATIONAL FUEL GAS CO. NJ         COM       636180101    10,362    200,000     SH            SOLE            200,000
  NATIONAL OILWELL VARCO           COM       637071101     8,707    195,800     SH            SOLE            195,800
  NEW JERSEY RESOURCES CORP.       COM       646025106    11,374    290,000     SH            SOLE            290,000
  NEWFIELD EXPLORATION COMPANY     COM       651290108     2,872    50,000      SH            SOLE             50,000
  NOBLE CORP.                      SHS       H5833N103     7,434    220,000     SH            SOLE            220,000
  NOBLE ENERGY INC.                COM       655044105    19,523    260,000     SH            SOLE            260,000
  NORTHEAST UTILITIES              COM       664397106     5,914    200,000     SH            SOLE            200,000
  OASIS PETROLEUM, INC.            COM       674215108     3,874    200,000     SH            SOLE            200,000
  OCCIDENTAL PETROLEUM CORP.       COM       674599105    30,827    393,700     SH            SOLE            393,700
  PIONEER NATURAL RESOURCES CO.    COM       723787107     9,104    140,000     SH            SOLE            140,000
  POTASH CORP OF SASKATCHEWAN INC. COM       73755L107    10,263    71,250      SH            SOLE             71,250
  PRAXAIR, INC.                    COM       74005P104    17,737    196,508     SH            SOLE            196,508
  QEP RESOURCES, INC               COM       74733V100     6,631    220,000     SH            SOLE            220,000
  QUESTAR CORP                     COM       748356102     3,506    200,000     SH            SOLE            200,000
  ROYAL DUTCH SHELL PLC-ADR A SPONSORED ADRA 780259206    19,459    322,700     SH            SOLE            322,700
  SCHLUMBERGER LTD                 COM       806857108    29,265    475,000     SH            SOLE            475,000
  SOUTHWESTERN ENERGY              COM       845467109     6,688    200,000     SH            SOLE            200,000
  SPECTRA ENERGY CORP.             COM       847560109     4,709    208,812     SH            SOLE            208,812
  TOTAL S.A.                  SPONSORED ADR  89151E109     7,327    142,000     SH            SOLE            142,000
  TRANSOCEAN LTD.                REG SHS     H8817H100    16,584    257,953     SH            SOLE            257,953
  WEATHERFORD INT'L. LTD           REG       H27013103     5,130    300,000     SH            SOLE            300,000
  WILLIAMS COMPANIES, INC.         COM       969457100     8,600    450,000     SH            SOLE            450,000
                                                          617,155
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